ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized contract cost, amortization	$ 2,700	$ 3,100
Cumulative effect of new accounting principle in period of adoption	(322,739)	(272,503)
Other Current Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized contract cost, gross	7,100
Capitalized contract cost, net	4,500
Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Marketable securities, gain (loss)	$ 500
Retained Earnings [Member] | Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption		$ 2,896	$ 2,900